EMPLOYEES BENEFITS PLANS	9 Months Ended
Sep. 30, 2021
EMPLOYEES BENEFITS PLANS

19.	EMPLOYEES BENEFITS PLANS

The Company offers pension and other post-employment plans to the employees. The characteristics of such benefits were disclosed in the annual financial statements for the year ended on December 31, 2020 (note 20) and have not been changed during the following periods. The actuarial liabilities are presented below:

	Liabilities
	09.30.21	12.31.20
Medical assistance	196,283	185,802
F.G.T.S. Penalty (1)	294,012	282,229
Award for length of service	113,900	108,908
Other	217,979	199,616
	822,174	776,555

Current	125,312	125,230
Non-current	696,862	651,325

(1)	FGTS – Government Severance Indemnity Fund for Employees

The Company estimated costs for pension and post-employment plans for the year of 2021, according to an appraisal report prepared in 2020 by an actuarial expert and recorded in the condensed consolidated statement of income (loss) for nine-month ended September 30, 2021 against other comprehensive income a gain of R$11,729, net of taxes (R$20,134 in the same period of the previous year) and for the three-month period ended on September 30, 2021 a gain of R$3,694, net of taxes (R$7,170 in the same period of the previous year).